Condensed Consolidated Statements of Changes in Stockholders' Equity (Deficit) - USD ($)	Class A Contribution [Member]	Series 1 Preferred Contributions [Member]	Series 2 Preferred Contributions [Member]	Series 3 Preferred Contributions [Member]	Additional Paid-in Capital [Member]	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B V [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2018	$ 2,260,000	$ 10,000,000	$ 3,477,300					$ (11,141,860)	$ 4,595,440
Balance, shares at Dec. 31, 2018
Members’ contributions			13,022,700						13,022,700
Net loss								(23,432,618)	(23,432,618)
Balance at Dec. 31, 2019	2,260,000	10,000,000	16,500,000		28,759,163		$ 837	(34,574,478)	(5,814,478)
Balance, shares at Dec. 31, 2019							8,370,647
Net loss								(4,227,745)	(4,227,745)
Balance at Mar. 31, 2020					28,759,163		$ 837	(38,802,223)	(10,042,223)
Balance, shares at Mar. 31, 2020							8,370,647
Balance at Dec. 31, 2019	2,260,000	10,000,000	16,500,000		28,759,163		$ 837	(34,574,478)	(5,814,478)
Balance, shares at Dec. 31, 2019							8,370,647
Net loss									(13,043,941)
Balance at Sep. 30, 2020					30,635,463		$ 864	(47,618,420)	(16,982,093)
Balance, shares at Sep. 30, 2020							8,641,814
Balance at Dec. 31, 2019	2,260,000	10,000,000	16,500,000		28,759,163		$ 837	(34,574,478)	(5,814,478)
Balance, shares at Dec. 31, 2019							8,370,647
Members’ contributions				8,738,754					8,738,754
Equity conversions				5,285,628					5,285,628
Net loss								(17,546,771)	(17,546,771)
Balance at Dec. 31, 2020	2,260,000	10,000,000	16,500,000	14,024,382	42,783,367		$ 1,015	(52,121,249)	(9,336,867)
Balance, shares at Dec. 31, 2020							10,152,020
Balance at Mar. 31, 2020					28,759,163		$ 837	(38,802,223)	(10,042,223)
Balance, shares at Mar. 31, 2020							8,370,647
Net loss								(4,455,333)	(4,455,333)
Balance at Jun. 30, 2020					28,759,163		$ 837	(43,257,556)	(14,497,556)
Balance, shares at Jun. 30, 2020							8,370,647
Members’ contributions					1,876,300		$ 27		1,876,327
Members' contributions, shares							271,167
Net loss								(4,360,864)	(4,360,864)
Balance at Sep. 30, 2020					30,635,463		$ 864	(47,618,420)	(16,982,093)
Balance, shares at Sep. 30, 2020							8,641,814
Balance at Dec. 31, 2020	2,260,000	10,000,000	16,500,000	14,024,382	42,783,367		$ 1,015	(52,121,249)	(9,336,867)
Balance, shares at Dec. 31, 2020							10,152,020
Repurchase of member shares					(99,949)		$ (1)		(99,950)
Repurchase of member shares, shares							(12,598)
Net loss								(5,761,150)	(5,761,150)
Balance at Mar. 31, 2021					42,683,419		$ 1,014	(57,882,399)	(15,197,967)
Balance, shares at Mar. 31, 2021							10,139,422
Balance at Dec. 31, 2020	$ 2,260,000	$ 10,000,000	$ 16,500,000	$ 14,024,382	42,783,367		$ 1,015	(52,121,249)	(9,336,867)
Balance, shares at Dec. 31, 2020							10,152,020
Net loss									(20,032,950)
Balance at Sep. 30, 2021					100,140,208	$ 822	$ 1,150	(72,154,199)	27,987,981
Balance, shares at Sep. 30, 2021						8,217,321	11,502,355
Balance at Mar. 31, 2021					42,683,419		$ 1,014	(57,882,399)	(15,197,967)
Balance, shares at Mar. 31, 2021							10,139,422
Net loss								(5,560,717)	(5,560,717)
Balance at Jun. 30, 2021					42,683,419		$ 1,014	(63,443,116)	(20,758,684)
Balance, shares at Jun. 30, 2021							10,139,422
Conversion of Convertible Notes & interest to Class V common stock					10,822,138		$ 136		10,822,274
Conversion of Convertible Notes & interest to Class V common stock, shares							1,362,933
Recapitalization with Andina					11,571,705	$ 341			11,572,046
Recapitalization with Andina, shares						3,409,949
PIPE raise					35,062,867	$ 561			35,063,428
PIPE raise, shares						5,607,372
Pre-Funded Warrant					80	$ (80)
Pre-Funded Warrant, shares						(800,000)
Net loss								(8,711,083)	(8,711,083)
Balance at Sep. 30, 2021					$ 100,140,208	$ 822	$ 1,150	$ (72,154,199)	$ 27,987,981
Balance, shares at Sep. 30, 2021						8,217,321	11,502,355